Stock-Based Compensation - Schedule of Assumptions Used to Determine Fair Value of Employee Stock Purchase Plan Stock Rights (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.60%	0.71%
Risk-free interest rate	2.73%	2.19%
Expected volatility	97.91%	74.53%
Expected volatility	107.01%	107.30%
Weighted average expected volatility	101.52%	76.27%
Expected dividend yield	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.06%	0.09%
Risk-free interest rate	0.09%
Expected volatility	94.99%	88.68%
Expected volatility	103.36%
Weighted average expected volatility	100.39%	88.68%
Expected life (in years)	6 months	6 months
Expected dividend yield	0.00%	0.00%